Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Leases
39. Leases
The Group as lessee
The Group leases branches under lease contracts. Leases are typically for a term of 5 years, with the option to renew after that date. Payments for leases are increased annually to reflect the market conditions.
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2022 and 2021:

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2022	Total December 31, 2021
Up to 1 year	272,181	36,957	309,138	442,973
From 1 to 5 years	2,824,095	332,634	3,156,729	3,954,784
More than 5 years	651,546	9,324	660,870	1,293,695

TOTAL			4,126,737	5,691,452

The interest on liabilities from finance lease and exchange rate difference recognized in profit or loss as of December 31, 2022, amounts to
621,630
and
4,141,131
, respectively.